EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Classes of Share Capital	The Company’s shares consist of the following:

	December 31, 2019	Movement in year	December 31, 2020	Movement in year	December 31, 2021
Issued shares	1,021,903,623	80,906,149	1,102,809,772	(120,000,000)	982,809,772
Treasury shares	(9,824,202)	(12,251,157)	(22,075,359)	(49,841,211)	(71,916,570)
Total outstanding shares	1,012,079,421	68,654,992	1,080,734,413	(169,841,211)	910,893,202

Earnings Per Share
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2021, 2020 and 2019.

	Year ended December 31,
	2021	2020	2019
Net income (loss) attributable to equity holders of the parent	14,956	(733)	(2,454)
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	1,105	1,140	1,013
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	3	—	—
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	1,108	1,140	1,013

Dividends

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2018	Annual general shareholders’ meeting on May 7, 2019	0.20	June 13, 2019	203
Dividend for financial year 2019	Annual general shareholders’ meeting on June 13, 2020	—	—	—
Dividend for financial year 2020	Annual general shareholders’ meeting on June 8, 2021	0.30	June 15, 2021	312

Schedule of Subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2021. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.01%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. (AMMC)	Canada	85.00%
ArcelorMittal Liberia Ltd	Liberia	85.00%
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2021	% of non-controlling interests and non- controlling voting rights at December 31, 2020	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2021	Non-controlling interests at December 31, 2021	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2020	Non-controlling interests at December 31, 2020	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2019
AMSA	South Africa	30.78%	30.78%	151	160	(34)	24	(98)
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	9	118	—	114	—
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	45	187	(1)	151	(5)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	127	187	33	116	28
Hera Ermac[2]	Luxembourg	—	—	—	855	—	855	—
AMMC	Canada	15.00%	15.00%	257	527	127	466	114
Arceo	Belgium	62.86%	62.86%	2	153	2	167	3
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	4	(218)	28	(222)	18
Other				14	269	—	286	3
Total				609	2,238	155	1,957	63
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 31, 2024 (see note 11.2).
Financial Information of Subsidiaries with Material Non-controlling Interests
The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2021 and 2020 and summarized statements of operations and summarized statements of cash flows for the years ended December 31, 2021, 2020 and 2019.

	December 31, 2021
Summarized statements of financial position	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	1,229	232	1,657	392	685	2,058	196	176
Non-current assets	554	107	3,043	124	976	3,038	53	158
Total assets	1,783	339	4,700	516	1,661	5,096	249	334
Current liabilities	901	124	787	149	55	640	—	1,559
Non-current liabilities	362	43	284	23	54	623	—	46
Net assets	520	172	3,629	344	1,552	3,833	249	(1,271)

	December 31, 2021
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,695	480	4,015	1,021	—	3,997	—	372
Net income (loss)	489	15	920	272	(4)	1,713	3	63
Total comprehensive income (loss)	491	17	918	273	(4)	1,796	3	63

	December 31, 2021
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	180	23	778	90	5	2,310	8	214
Net cash provided by / (used in) investing activities	(85)	(6)	(313)	(5)	8	(844)	19	(78)
Net cash provided by / (used in) financing activities	(49)	(4)	(449)	(72)	(13)	(1,375)	(5)	(135)
Impact of currency movements on cash	(16)	(6)	1	(2)	—	—	(6)	—
Cash and cash equivalents:
At the beginning of the year	173	92	31	20	—	125	73	1
At the end of the year	203	99	48	31	—	216	89	2
Dividend to non-controlling interests		(2)	(17)	(22)		(202)	(3)

	December 31, 2020
Summarized statements of financial position	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	853	214	1,050	200	694	1,566	182	153
Non-current assets	572	114	2,871	112	1,044	2,987	89	150
Total assets	1,425	328	3,921	312	1,738	4,553	271	303
Current liabilities	875	115	619	93	54	515	—	1,583
Non-current liabilities	471	48	354	9	113	633	—	55
Net assets	79	165	2,948	210	1,571	3,405	271	(1,335)

	December 31, 2020
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	1,526	324	2,348	650	—	2,746	—	361
Net income (loss)	(110)	(1)	17	75	(208)	849	4	192
Total comprehensive income (loss)	(138)	3	14	79	(208)	747	4	192

	December 31, 2020
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	30	39	697	86	(209)	922	8	223
Net cash provided by / (used in) investing activities	(13)	(5)	(212)	(12)	208	(137)	20	(19)
Net cash provided by / (used in) financing activities	77	(1)	(485)	(65)	1	(870)	(6)	(204)
Impact of currency movements on cash	19	6	(11)	(2)	—	—	5	—
Cash and cash equivalents:
At the beginning of the year	60	53	42	13	—	210	46	1
At the end of the year	173	92	31	20	—	125	73	1
Dividend to non-controlling interests				(27)		(126)	(3)

	December 31, 2019
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,864	366	2,420	761	—	2,655	—	257
Net income (loss)	(319)	(1)	(100)	63	144	766	5	115
Total comprehensive income (loss)	(312)	—	(141)	64	144	761	5	115

	December 31, 2019
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	(35)	9	163	76	857	1,045	9	84
Net cash provided by / (used in) investing activities	(79)	(5)	(270)	(12)	(114)	(332)	17	(18)
Net cash provided by / (used in) financing activities	97	(6)	68	(62)	(743)	(683)	(7)	(65)
Impact of currency movements on cash	5	—	8	—	—	—	—	—
Cash and cash equivalents:
At the beginning of the year	72	55	73	11	—	180	27	—
At the end of the year	60	53	42	13	—	210	46	1
Dividend to non-controlling interests	—	(4)	—	(18)	—	(102)	(5)	—